Financial Information of Subsidiaries, Summarized	12 Months Ended
Dec. 31, 2021
FINANCIAL INFORMATION OF SUBSIDIARIES, SUMMARIZED
Financial Information Of Subsidiaries, Summarized

39.  FINANCIAL INFORMATION ON SUBSIDIARIES, SUMMARIZED

As of December 31, 2021, 2020 and 2019, summarized financial information of the Company’s principal consolidated subsidiaries prepared under IFRS is as follows:

	12-31-2021
	Financial	Current Assets	Non-Current Assets	Total Assets	Current Liabilities	Non-Current Liabilities	Equity	Total Equity and Liabilities	Revenues	Raw Materials and Consumables Used	Contribution Margin	Gross Operating Income	Operating Income	Financial Results	Income before Taxes	Income tax	Profit (Loss)	Other Comprehensive Income	Total Comprehensive Income
	Statements	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Grupo Enel Distribución Chile	Consolidated	355,550,335	1,276,352,458	1,631,902,793	597,095,713	355,313,363	679,493,717	1,631,902,793	1,164,996,417	(1,000,659,317)	164,337,100	72,015,180	16,530,439	(9,474,782)	7,056,882	9,609,968	16,666,850	4,877,440	21,544,290
Grupo Enel Transmisión Chile	Consolidated	48,577,101	314,425,878	363,002,979	172,645,950	15,974,544	174,382,485	363,002,979	69,228,629	(2,571,288)	66,657,341	51,518,389	41,653,048	(2,210,228)	39,442,820	(7,334,537)	32,108,283	203,377	32,311,660
Enel Generación Chile	Separate	530,408,211	2,705,722,064	3,236,130,275	483,172,950	1,242,808,323	1,510,149,002	3,236,130,275	1,869,125,271	(1,629,466,468)	239,658,803	110,284,335	16,150,815	(43,993,753)	77,683,613	33,147,652	110,831,265	(130,158,612)	(19,327,347)
Enel Distribución Chile	Separate	352,304,900	1,267,457,144	1,619,762,044	591,495,830	355,253,688	673,012,526	1,619,762,044	1,160,793,856	(999,492,100)	161,301,756	69,894,610	15,278,349	(9,696,737)	5,581,612	9,752,809	15,334,421	4,866,485	20,200,906
Empresa Eléctrica Pehuenche S.A.	Separate	71,263,125	160,836,183	232,099,308	45,665,642	40,961,161	145,472,505	232,099,308	208,152,869	(50,164,405)	157,988,464	149,853,935	142,376,688	1,549,390	143,926,078	(38,959,905)	104,966,173	—	104,966,173
Enel Transmision Chile S.A.	Separate	48,577,102	314,425,879	363,002,981	172,645,951	15,974,544	174,382,485	363,002,981	68,238,700	(2,174,763)	66,063,937	51,053,425	41,201,514	(2,219,446)	41,152,259	(7,234,900)	33,917,359	203,377	34,120,736
Empresa De Transmision Chena S.A.	Separate	—	—	—	—	—	—	—	989,929	(396,525)	593,403	464,964	451,535	9,219	460,753	(99,637)	361,116	—	361,116
Geotermica del Norte S.A.	Separate	5,894,673	480,845,799	486,740,472	63,249,169	4,392,957	419,098,346	486,740,472	29,824,491	(751,374)	29,073,117	17,531,064	(3,248,229)	(4,531,802)	(7,780,032)	1,128,172	(6,651,860)	70,443,147	63,791,287
Parque Eolico Talinay Oriente S.A.	Separate	104,653,972	89,697,647	194,351,619	6,633,281	27,036,007	160,682,331	194,351,619	12,818,816	(1,446,268)	11,372,548	8,267,530	2,113,875	59,282	2,173,157	(614,662)	1,558,495	26,745,027	28,303,522
Enel Green Power Chile S.A	Separate	99,047,153	2,955,681,630	3,054,728,783	633,476,536	1,369,691,239	1,051,561,008	3,054,728,783	314,323,284	(133,738,760)	180,584,524	135,344,197	65,819,037	(18,369,603)	47,449,434	(19,571,243)	27,878,191	167,145,499	195,023,690
Grupo Enel Green Power	Consolidated	197,492,004	3,113,557,814	3,311,049,818	691,255,192	1,405,135,706	1,214,658,920	3,311,049,818	325,711,059	(109,034,364)	216,676,695	161,136,930	64,308,728	(20,252,770)	43,993,474	(18,854,738)	25,138,736	264,760,275	289,899,011
Grupo Enel Generación Chile	Consolidated	546,172,832	2,755,711,323	3,301,884,155	508,122,463	1,283,153,774	1,510,607,918	3,301,884,155	1,899,774,388	(1,505,110,838)	394,663,550	260,005,226	158,527,503	(42,444,363)	129,470,720	(5,812,252)	123,658,468	(129,444,345)	(5,785,877)

	12-31-2020
	Financial	Current Assets	Non-Current Assets	Total Assets	Current Liabilities	Non-Current Liabilities	Equity	Total Equity and Liabilities	Revenues	Raw Materials and Consumables Used	Contribution Margin	Gross Operating Income	Operating Income	Financial Results	Income before Taxes	Income tax	Profit (Loss)	Other Comprehensive Income	Total Comprehensive Income
	Statements	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Grupo Enel Distribución Chile	Consolidated	582,076,850	1,069,130,548	1,651,207,398	394,984,535	355,577,789	900,645,074	1,651,207,398	1,382,068,218	(1,116,324,483)	265,743,735	158,471,761	99,889,095	5,929,058	105,828,440	(23,421,217)	82,407,223	(3,032,588)	79,374,635
Enel Generación Chile	Separate	450,585,522	2,568,790,911	3,019,376,433	346,738,652	962,018,025	1,710,619,756	3,019,376,433	1,454,983,823	(906,062,618)	548,921,205	421,458,046	(355,272,815)	(47,019,373)	(311,920,879)	154,534,331	(157,386,549)	97,628,933	(59,757,615)
Enel Distribución Chile	Separate	577,456,051	1,060,265,626	1,637,721,677	377,127,464	355,408,175	905,186,038	1,637,721,677	1,378,024,639	(1,115,217,690)	262,806,949	156,516,439	99,162,164	5,643,080	104,815,531	(23,518,908)	81,296,623	(3,031,870)	78,264,753
Empresa Eléctrica Pehuenche S.A.	Separate	57,648,247	165,957,367	223,605,614	43,582,095	42,466,077	137,557,442	223,605,614	162,555,069	(29,660,883)	132,894,186	126,117,737	118,664,949	537,780	119,202,729	(32,100,661)	87,102,068	—	87,102,068
Enel Green Power Chile Ltda.	Separate	—	—	—	—	—	—	—	2,643,361	—	2,643,361	656,694	443,065	(728,828)	(285,763)	(27,623)	(313,386)	32,849,632	32,536,246
Empresa Electrica Panguipulli S.A.	Separate	—	—	—	—	—	—	—	36,961,169	(1,553,242)	35,407,927	30,644,413	17,824,133	(2,975,352)	14,848,781	(1,094,018)	13,754,763	3,300,577	17,055,341
Geotermica del Norte S.A.	Separate	6,236,103	400,007,251	406,243,354	47,175,660	322,246	358,745,448	406,243,354	29,621,783	(1,987,867)	27,633,916	22,284,312	4,542,775	(4,106)	4,538,668	(350,271)	4,188,397	(20,985,401)	(16,797,004)
Parque Eolico Talinay Oriente S.A.	Separate	80,718,677	81,224,769	161,943,446	3,322,615	24,923,743	133,697,088	161,943,446	13,327,199	(215,507)	13,111,692	10,119,202	2,877,967	569,821	3,447,787	(1,028,866)	2,418,922	(7,863,429)	(5,444,508)
Enel Green Power Chile S.A.	Separate	48,915,258	1,536,057,410	1,584,972,668	337,590,586	542,949,053	704,433,029	1,584,972,668	176,960,820	(30,028,125)	146,932,695	119,153,489	72,729,793	(24,394,047)	48,335,747	(14,300,689)	34,035,057	(61,492,284)	(27,457,227)
Almeyda Solar S.P.A	Separate	16,915,219	461,620,519	478,535,738	204,561,234	72,286,638	201,687,866	478,535,738	52,290,734	(2,463,593)	49,827,141	41,553,826	24,434,638	(7,386,090)	17,048,548	(4,556,211)	12,492,337	(21,883,149)	(9,390,812)
Grupo Enel Green Power	Consolidated	139,617,642	2,097,626,417	2,237,244,059	579,459,760	644,053,803	1,013,730,496	2,237,244,059	297,348,087	(12,123,965)	285,224,122	241,778,194	140,591,339	(33,609,299)	106,911,680	(25,014,045)	81,897,635	(63,316,482)	18,581,153
Grupo Enel Generación Chile	Consolidated	465,808,355	2,625,152,610	3,090,960,965	347,895,331	1,003,735,347	1,739,330,287	3,090,960,965	1,490,102,269	(811,503,735)	678,598,534	547,442,737	(236,607,867)	(46,481,593)	(271,116,321)	122,433,670	(148,682,651)	97,437,499	(51,245,152)

	12-31-2019
	Financial	Current Assets	Non-Current Assets	Total Assets	Current Liabilities	Non-Current Liabilities	Equity	Total Equity and Liabilities	Revenues	Raw Materials and Consumables Used	Contribution Margin	Gross Operating Income	Operating Income	Financial Results	Income before Taxes	Income tax	Profit (Loss)	Other Comprehensive Income	Total Comprehensive Income
	Statements	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Grupo Enel Distribución Chile	Consolidated	289,393,933	1,175,550,962	1,464,944,895	317,248,208	301,769,861	845,926,826	1,464,944,895	1,412,871,737	(1,114,936,281)	297,935,456	201,152,462	152,293,464	5,232,127	157,525,602	(38,748,555)	118,777,047	(5,268,320)	113,508,727
Enel Generación Chile	Separate	583,721,624	2,934,658,635	3,518,380,259	449,869,095	1,081,712,205	1,986,798,959	3,518,380,259	1,566,647,603	(1,015,974,072)	550,673,531	438,227,197	273,796,017	(61,735,905)	378,925,840	(47,979,392)	330,946,448	(51,590,095)	279,356,353
Enel Distribución Chile	Separate	281,307,184	1,166,614,368	1,447,921,552	293,190,807	301,606,886	853,123,859	1,447,921,552	1,409,434,510	(1,113,958,943)	295,475,567	200,130,596	151,879,931	4,770,147	156,650,077	(38,583,882)	118,066,195	(5,258,044)	112,808,151
Empresa Eléctrica Pehuenche S.A.	Separate	40,913,391	172,823,608	213,736,999	32,304,951	44,330,262	137,101,786	213,736,999	147,472,130	(19,725,956)	127,746,174	121,631,813	114,117,571	2,230,250	116,442,545	(31,554,368)	84,888,177	—	84,888,177
Enel Green Power Chile Ltda.	Separate	93,176,241	728,572,966	821,749,207	148,584,958	26,709,820	646,454,429	821,749,207	17,470,331	(5,891)	17,464,440	2,941,543	1,770,750	(3,819,658)	4,271,982	789,773	5,061,755	47,305,179	52,366,934
Empresa Electrica Panguipulli S.A.	Separate	11,883,401	268,737,935	280,621,336	35,237,664	152,717,912	92,665,760	280,621,336	65,392,897	(10,089,283)	55,303,614	45,295,840	25,634,374	(7,544,701)	18,091,741	(3,984,287)	14,107,454	4,145,983	18,253,437
Geotermica del Norte S.A.	Separate	21,392,710	389,334,650	410,727,360	34,868,730	316,179	375,542,451	410,727,360	25,736,468	(4,666,032)	21,070,436	16,240,808	985,760	(2,431,778)	(1,446,018)	(268,161)	(1,714,179)	28,824,398	27,110,219
Parque Eolico Talinay Oriente S.A.	Separate	75,985,899	91,924,981	167,910,880	3,479,000	25,290,284	139,141,596	167,910,880	12,662,715	(891,215)	11,771,500	8,846,598	1,956,884	1,076,843	3,033,727	(812,645)	2,221,082	10,644,581	12,865,663
Enel Green Power del Sur	Separate	190,106,543	732,488,168	922,594,711	54,033,958	534,433,995	334,126,758	922,594,711	144,036,603	(25,778,573)	118,258,030	99,202,697	66,657,147	(23,438,689)	43,218,457	(9,496,203)	33,722,254	25,195,173	58,917,427
Grupo Enel Green Power	Consolidated	371,759,514	1,775,791,317	2,147,550,831	377,911,553	773,916,901	995,722,377	2,147,550,831	273,239,617	(26,298,083)	246,941,534	204,174,344	115,016,205	(42,962,825)	71,875,897	(16,890,333)	54,985,564	122,991,836	177,977,400
Grupo Enel Generación Chile	Consolidated	591,085,044	2,996,113,733	3,587,198,777	488,183,716	1,125,160,667	1,973,854,394	3,587,198,777	1,638,374,434	(834,936,802)	803,437,632	669,742,608	280,918,860	(58,362,079)	224,783,599	(23,457,536)	201,326,063	(55,986,126)	145,339,937
Grupo GasAtacama Chile S.A.	Consolidated	—	—	—	—	—	—	—	186,194,326	(54,061,747)	132,132,579	110,016,642	(107,102,417)	1,143,576	(103,917,448)	56,076,224	(47,841,224)	(4,396,031)	(52,237,255)